Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of property and equipment over estimated useful life

Electronic equipment	3 – 5 years
Machinery and equipment	10 years
Furniture and fixture	5 years
Transportation vehicles	4 years
Leasehold improvements	Over the shorter of the expected lease term or useful lives

Schedule of intangible assets useful life
Software	3 – 10 years
Technology	3 – 8 years

Schedule of accrued warranty liability

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of the beginning of the year	10,042	13,932	17,694
Warranty provision	10,766	8,467	26,247
Consumption	(6,876)	(4,705)	(15,516)
Balance as of the end of the year	13,932	17,694	28,425

Schedule of impact on the combined and consolidated balance sheets upon adoption of ASC842

	December 31, 2021	January 1, 2022
		Effect of the	After adoption
	As reported	adoption of ASC 842	of ASC 842
	RMB	RMB	RMB
ASSETS
Right-of-use assets	—	36,030	36,030
TOTAL ASSETS	—	36,030	36,030
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	569	12,566	13,135
Lease liabilities, non-current	—	23,464	23,464
TOTAL LIABILITIES	569	36,030	36,599
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	569	36,030	36,599

Schedule of concentration of risks

Concentration of customers

The following customers accounted for 10% or more of revenue for the years ended December 31, 2021, 2022 and 2023:

	For the Year ended
	December 31,
	2021	2022	2023
Customer A	*	24.3%	25.6%
Customer B	17.5%	13.7%	28.4%
Customer C	12.7%	*	*

The following customers accounted for 10% or more of the Group’s accounts receivable, contract assets and amount due from related parties as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
Customer A	61.0%	41.3%
Customer B	15.3%	10.2%
Customer D	*	11.2%

Concentration of suppliers

The Group has one supplier accounted for 10% or more of purchases for the years ended December 31, 2021 and 2022:

	For the Year ended December 31,
	2021	2022	2023
Supplier A	13.7%	12.3%	*